Document and Entity Information	Feb. 11, 2020
Documentand Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2020
Entity Registrant Name	Dominion Energy, Inc.
Entity Central Index Key	0000715957
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Documentand Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
2016 Series A 5.25% Enhanced Junior Subordinated Notes
Documentand Entity Information [Line Items]
Title of 12(b) Security	2016 Series A 5.25% Enhanced Junior Subordinated Notes
Trading Symbol	DRUA
Security Exchange Name	NYSE
2019 Series A Corporate Units
Documentand Entity Information [Line Items]
Title of 12(b) Security	2019 Series A Corporate Units
Trading Symbol	DCUE
Security Exchange Name	NYSE